Cover Page	Mar. 20, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Central Index Key	0001585389
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	000-55617
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-1722812
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	866
Local Phone Number	418-5144
Auditor Opinion [Text Block]
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated balance sheets of SmartStop Self Storage REIT, Inc. (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations, comprehensive income (loss), equity and temporary equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and financial statement schedule listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false